Summary of Significant Accounting Policies (Details) - Schedule of Information About Receivables, Unbilled Receivables, Contract Acquisition Cost and Deferred Revenue from Customers
₨ in Millions, $ in Millions
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Current assets
Accounts receivable, net	₨ 6,041	$ 79.6	₨ 4,887
Contract acquisition cost	16	0.2
Non-current assets
Unbilled receivable	253	3.3	223
Accounts receivable (net)	3,203	42.2
Contract acquisition cost	322	4.2	141
Current liabilities
Deferred revenue	230	3.0	110
Non-current liabilities
Deferred revenue	₨ 5,417	$ 71.4	₨ 2,353